Parent Company Statements - Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest and dividends	$ 285,735	$ 331,880	$ 345,517
Expense:
Federal income tax benefit	(25,701)	(34,415)	(16,636)
Net income	78,630	82,140	58,101
Parent Company
Income:
Dividends from subsidiaries	197,000	105,000	80,000
Interest and dividends	10,027	5,643	4,789
Other	232	385	411
Total income	207,259	111,028	85,200
Expense:
Other, net	11,869	10,639	12,632
Total expense	11,869	10,639	12,632
Income before federal taxes and equity in undistributed losses of subsidiaries	195,390	100,389	72,568
Federal income tax benefit	1,806	3,016	5,993
Income before equity in undistributed losses of subsidiaries	197,196	103,405	78,561
Equity in undistributed losses of subsidiaries	(118,566)	(21,265)	(20,460)
Net income	$ 78,630	$ 82,140	$ 58,101